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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter: December 31, 2006

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pettyjohn Co
Address: 1925 Atherholt Road
         Lynchburg, VA 24501

Form 13F File Number: 028-05957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: John D. Doyle, Jr.
Title: President
Phone: 434-845-1266

Signature, Place, and Date of Signing:

/s/ John D. Doyle, Jr.         Lynchburg, VA                01/10/07
----------------------    ------------------------  ------------------------
      [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:...........          0
Form 13F Information Table Entry Total:......         77
Form 13F Information Table Value Total:......    156,820
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                                                                                Voting Authority
                               Title of             Value   Shrs or                 Investment -------------------
Name of Issuer                  Class     CUSIP   (X $1000) Pm Amt  SH/PRN Put/Call Discretion  Sole   Shared None
--------------                 -------- --------- --------- ------- ------ -------- ---------- ------- ------ ----
ADM...........................  common  039483102     471    14,739                    Sole     14,739
Abbott Labs...................  common  002824100   1,814    37,251                    Sole     37,251
Air Products & Chemicals......  common  009158106   3,937    56,025                    Sole     56,025
Altria Group..................  common  02209S103     884    10,299                    Sole     10,299
Amgen.........................  common  031162100   2,248    32,914                    Sold     32,914
A T & T.......................  common  00206R102   1,034    28,930                    Sole     28,930
Bank of America...............  common  060505104   7,882   147,631                    Sole    147,631
BB&T..........................  common  054937107   3,009    68,486                    Sole     68,486
Barr Labs.....................  common  068306109   1,391    27,750                    Sole     27,750
Bell South....................  common  079860102     816    17,318                    Sole     17,318
Best Buy......................  common  086516101   1,219    24,775                    Sole     24,775
BHP Billiton..................  common  088606108   1,043    26,250                    Sole     26,250
Boeing........................  common  097023105   1,166    13,125                    Sole     13,125
BP............................  common  055622104   1,772    26,413                    Sole     26,413
Chesapeake Energy.............  common  165167107   1,559    53,650                    Sole     53,650
ChevronTexaco.................  common  166764100   1,180    16,051                    Sole     16,051
Citigroup.....................  common  172967101     234     4,200                    Sole      4,200
Coca-Cola.....................  common  191216100     601    12,461                    Sole     12,461
Commerce Bancorp..............  common  200519106     555    15,731                    Sole     15,731
Conoco Phillips...............  common  20825C104   5,446    75,694                    Sole     75,694
Consolidated Edison...........  common  209115104     216     4,500                    Sole      4,500
CSX...........................  common  126408103     237     6,881                    Sole      6,881
Dominion Resources............  common  25746U109   1,659    19,793                    Sole     19,793
Dow Chemical..................  common  260543103     325     8,150                    Sole      8,150
DuPont........................  common  263534109     222     4,559                    Sole      4,559
EMC Corp......................  common  268648102     601    45,550                    Sole     45,550
Exelon Corp...................  common  30161N101   1,314    21,225                    Sole     21,225
Exxon- Mobil..................  common  30231G102  13,877   181,087                    Sole    181,087
Fedex Corp....................  common  31428X106   3,657    33,666                    Sole     33,666
First Horizon Natl Bk.........  common  320517105     263     6,300                    Sole      6,300
Fortune Brands................  common  349631101   1,629    19,075                    Sole     19,075
Gabelli Equity Trust..........  common  362397101     198    21,000                    Sole     21,000
GE............................  common  369604103   7,603   204,327                    Sole    204,327
Health Care REIT..............  common  42217K106     881    20,484                    Sole     20,484
Hershey Company...............  common  654106103   1,398    28,075                    Sole     28,075
Ingersoll Rand................  common  G4776G101   3,946   100,855                    Sole    100,855
Intel.........................  common  458140100     442    21,827                    Sole     21,827
International Bus. Mach.......  common  459200101     561     5,775                    Sole      5,775
ishares Dow Jones Sel Div.....  common  464287168     238     3,360                    Sole      3,360
ishares MSCI EAFE Index.......  common  464287465   2,511    34,300                    Sole     34,300

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
                                                                                                Voting Authority
                               Title of             Value   Shrs or                 Investment -------------------
Name of Issuer                  Class     CUSIP   (X $1000) Pm Amt  SH/PRN Put/Call Discretion  Sole   Shared None
--------------                 -------- --------- --------- ------- ------ -------- ---------- ------- ------ ----
ishares S&P Mid Cap Tr........  common  464287507    1,425   17,775                    Sole     17,775
ITT Industries................  common  450911102    1,445   25,425                    Sole     25,425
Johnson & Johnson.............  common  478160104    6,214   94,124                    Sole     94,124
JP Morgan Chase...............  common  46625H100    2,445   50,625                    Sole     50,625
Kimberly Clark................  common  494368103      300    4,418                    Sole      4,418
Lincoln Natl Corp.............  common  534187109      397    5,975                    Sole      5,975
Lowes.........................  common  548661107    1,550   49,758                    Sole     49,758
3M............................  common  604059105    4,460   57,230                    Sole     57,230
Medtronic.....................  common  585055106    2,165   40,460                    Sole     40,460
Met Life......................  common  59156R108    1,937   32,817                    Sole     32,817
Modine........................  common  607828100      280   11,175                    Sole     11,175
Motorola......................  common  620076109    1,253   60,925                    Sole     60,925
National Fuel Gas.............  common  636180101      794   20,600                    Sole     20,600
Nike Inc......................  common  654106103    1,119   11,300                    Sole     11,300
Norfolk Southern..............  common  655844108    1,907   37,918                    Sole     37,918
Norvartis ADR.................  common  66987V109      788   13,725                    Sole     13,725
Nuveen Municipal Value........  common  670928100      381   36,510                    Sole     36,510
PepsiCo.......................  common  713448108    4,595   73,465                    Sole     73,465
Plum Creek Timber.............  common  729251108    1,406   35,286                    Sole     35,286
Procter & Gamble..............  common  742718109    9,453  147,084                    Sole    147,084
Progress Energy...............  common  743263105    1,086   22,125                    Sole     22,125
Public Ser Enterp.............  common  744573106      227    3,424                    Sole      3,424
Regions Financial.............  common  7591EP100      571   15,259                    Sole     15,259
Royal Bk of Canada............  common  780087102      310    6,500                    Sole      6,500
SPDR Tr I Unit Ser 1..........  common  78462F103      976    6,892                    Sole      6,892
SunTrust Bank.................  common  867914103    1,955   23,149                    Sole     23,149
Texas Instruments.............  common  882508104    1,511   52,475                    Sole     52,475
US Bancorp....................  common  902973304    3,135   86,635                    Sole     86,635
United Dominion Realty........  common  910197102      286    9,000                    Sole      9,000
United Technologies...........  common  913017109    5,985   95,731                    Sole     95,731
Valero Energy.................  common  91913Y100      694   13,575                    Sole     13,575
Verizon.......................  common  92343V104    2,712   72,814                    Sole     72,814
Wachovia......................  common  929771103    8,136  142,858                    Sole    142,858
Walgreen......................  common  931422109    3,834   83,555                    Sole     83,555
Wash RE Invest................  common  939653101      254    6,350                    Sole      6,350
Wellpoint Inc.................  common  94973V107      383    4,865                    Sole      4,865
Wyeth.........................  common  983024100      412    8,087                    Sole      8,087
                                                   156,820